Loans Receivable, Net - Allowance for Loan Loss Account by Loan (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	$ 8,682	$ 10,648
Charge off	(1,232)	(4,444)	(3,684)
Recoveries	1,112	874
General Provision	(1,846)	(54)
Specific Provision	(427)	1,658
Ending balance	6,289	8,682	10,648
One-to-Four Family Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	2,048	2,490
Charge off	(233)	(852)
Recoveries	24	329
General Provision	(304)	(285)
Specific Provision	(337)	366
Ending balance	1,198	2,048
Home Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	218	374
Charge off	(83)	(22)
Recoveries	3	9
General Provision	(37)	(88)
Specific Provision	80	(55)
Ending balance	181	218
Junior Liens [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	39	230
Charge off		(119)
Recoveries	9	71
General Provision	(25)	5
Specific Provision	(9)	(148)
Ending balance	14	39
Multi-Family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	466	524
Charge off		(38)
Recoveries		164
General Provision	(381)	(20)
Specific Provision		(164)
Ending balance	85	466
Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	88	256
Charge off	(139)
Recoveries	9
General Provision	58	(168)
Specific Provision	130
Ending balance	146	88
Land [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	1,305	2,184
Charge off		(1,432)
Recoveries		9
General Provision	(74)	(718)
Specific Provision	(108)	1,262
Ending balance	1,123	1,305
Non-Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	2,719	2,921
Charge off	(66)	(1,041)
Recoveries	864	14
General Provision	(1,368)	757
Specific Provision	(66)	68
Ending balance	2,083	2,719
Farmland [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	510	712
General Provision	542	(202)
Specific Provision	(591)
Ending balance	461	510
Consumer Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	541	338
Charge off	(415)	(649)
Recoveries	109	246
General Provision	(13)	228
Specific Provision	272	378
Ending balance	494	541
Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	748	619
Charge off	(296)	(291)
Recoveries	94	32
General Provision	(244)	437
Specific Provision	202	(49)
Ending balance	$ 504	$ 748